UNITED STATES	OMB APPROVAL
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FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number    811-2802

UBS Cashfund Inc.

(Exact name of registrant as specified in charter)

1285 Avenue of the Americas New York, New York	10019-6028
(Address of principal executive offices)	(Zip code)

Eric Sanders

UBS Global Asset Management (Americas) Inc.

1285 Avenue of the Americas

New York, New York 10019-6028

Registrant’s telephone number, including area code: 212.821.3000

Date of fiscal year end:	3/31

Date of reporting period:	7/1/2009 – 6/30/2010

Item 1. Proxy Voting Record.

******************************* FORM N-Px REPORT *******************************

ICA File Number:  811-2802

UBS Cashfund Inc.

1285 Avenue of the Americas

New York, NY 10019

212-821-3000

Eric Sanders

UBS Global Asset Management (Americas) Inc.

1285 Avenue of the Americas

New York, NY 10019

Fiscal year end: 3/31

Reporting Period: 07/01/2009 - 06/30/2010

===================UBS Cashfund Inc.==============================

Did not vote any securities during the reporting period

Pursuant to the requirements of the Investment Company Act of 1940, the registrant hasduly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UBS Cashfund Inc.

Mark E. Carver *

President

UBS Cashfund Inc.

Managing Director

UBS Global Asset Management (Americas) Inc.

========== END NPX REPORT

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	UBS Cashfund Inc.

By (Signature and Title)*	/s/ Mark E. Carver*, President

Mark E. Carver

*(Signature affixed by Joseph J. Allessie by Power of Attorney effective July 13, 2010 and filed herewith).

Date	August 9, 2010

*Print the name and title of each signing officer under his or her signature.

UBS Cashfund Inc.

UBS Index Trust

UBS Investment Trust

UBS Money Series

UBS Managed Municipal Trust

UBS Master Series, Inc.

UBS Municipal Money Market Series

UBS RMA Money Fund, Inc.

UBS RMA Tax-Free Fund, Inc.

UBS Series Trust

UBS PACE Select Advisors Trust

Master Trust

Liquid Institutional Reserves

Global High Income Fund Inc.

Investment Grade Municipal Income Fund Inc.

Managed High Yield Plus Fund Inc.

Strategic Global Income Fund, Inc.

The UBS Funds

SMA Relationship Trust

Fort Dearborn Income Securities Inc.

UBS Relationship Funds

Power of Attorney

Mark E. Carver, whose signature appears below, does hereby constitute and appoint Joseph J. Allessie, Keith Weller, Tammie Lee and Eric Sanders, each an officer of the above named investment companies (each hereafter the “Company”) individually with power of substitution or resubstitution, his true  and lawful attorney-in-fact and agent (“Attorney-in-Fact”) with full power of substitution and resubstitution for him in his name, place and stead, in any and all capacities, to file with the Securities and Exchange Commission the Company’s proxy voting record on Form N-PX with all exhibits and any amendments thereto, and sign Form N-PX and any amendments thereto in the name and on behalf of the undersigned as President and/or principal executive officer of the Company any and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said Attorney-in-Fact shall do or cause to be done by virtue thereof.

This Power of Attorney shall be revocable at any time by a writing signed by the undersigned and shall terminate automatically with respect to the Attorney-in-Fact named above if such Attorney-in-Fact ceases to be an officer of the Company and with respect to the Attorney-in-Fact named above if the undersigned ceases to be President and/or principal executive officer of the Company.

Effective Date:

July 13, 2010

By:	/s/ Mark E. Carver
Mark E. Carver